Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

19. SUBSEQUENT EVENTS

On October 24, 2017, Fitch Ratings initiated coverage of CNH Industrial N.V. and assigned its long-term issuer default rating of “BBB-” with a stable outlook; following this, CNH Industrial securities will be eligible for the main investment grade indices in the U.S. market.

On October 31, CNH Industrial announced the early redemption of all of the outstanding $600 million in principal amount of CNH Industrial Capital LLC 3⅞% Notes due July 2018.